Document and Entity Information	Dec. 16, 2025
Cover [Abstract]
Entity Registrant Name	Drilling Tools International Corp
Amendment Flag	false
Entity Central Index Key	0001884516
Document Type	8-K
Document Period End Date	Dec. 16, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-41103
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	10370 Richmond Ave
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(832)
Local Phone Number	742-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false